Taxation - Summary of Taxes Payable (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Income Taxes [Abstract]
Income taxes	$ 3,111	$ 3,478
Sales taxes, excise duties and similar levies	2,895	3,215
Total	$ 6,006	$ 6,693